Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Disclosure Of Commitments And Contingencies [Abstract]
Commitments and contingencies

21. Commitments and contingencies

This section provides additional information about items not recognized in the financial statements but could potentially have a significant impact on the Group’s financial position and performance.

Service contracts

The Group has entered into research and development commitments in relation to the developments of the Group’s oral bradykinin B2 receptor antagonist.

The Group's contractual obligations and commitments as of December 31, 2025 amounted to €119.2 million (2024: €109.9 million) primarily related to research and development activities.

On March 31, 2016, the Company entered into a license agreement (the “BRAIN License”) and a research agreement with BRAIN (as successor in interest to AnalytiCon) to collaborate for the development of an orally available bradykinin B2 receptor antagonist. Pursuant to the BRAIN License, the Company acquired a worldwide, exclusive license from BRAIN to use (i) a certain proprietary substance class of bradykinin B2 receptor antagonists with the potential of oral activity (“OB2RA”) and (ii) any derivatives, improvements, analogs, isomers, metabolites, or conjugates therefrom (together “OB2RA Class”), in each case, for the purpose of developing, manufacturing and marketing compounds on a global basis from the OB2RA Class for the treatment of, among others, hereditary angioedema. Certain rights associated with deucrictibant, IR and XR are subject to the BRAIN License.

Under the BRAIN License, up to €8.0 million in aggregate potential milestone payments remain outstanding. In addition, the Company will be required to pay BRAIN low to medium single-digit tiered royalties on direct or indirect net sales of licensed products. The royalties that the Company is required to pay BRAIN under this agreement may be reduced on a country-by-country and product-by-product basis if sales of a generic version of a product account for 1% or more of the relevant market.